L. STEPHEN ALBRIGHT
                                 ATTORNEY AT LAW

                       17337 Ventura Boulevard, Suite 208
                            Encino, California 91316
                     Ph. (818) 789-0779 o Fax (818) 784-0205
                            LStephenAlbright@aol.com

                                February 9, 2006


VIA FAX, FEDERAL EXPRESS & EDGAR

Janice McGuirk, Esq.
SECURITIES & EXCHANGE COMMISSION
Division of Corporate Finance, Office of Small Business Review
450 Fifth Street N.W.
Washington, D.C.  20549

Re:      FUTURA PICTURES, INC, (THE "COMPANY")
         FORM SB-2, AMENDMENT NUMBER 4 ("FOURTH AMENDMENT")
         ORIGINAL FILING DATE: MARCH 28, 2005
         PRIOR AMENDMENTS: MARCH 30, 2005, JULY 15, 2005, AND NOVEMBER 29, 2005 SEC FILE NO.: 333-123611

Dear Ms. McGuirk:

I am in receipt of a copy of the Commission's January 6, 2006 comment letter to Mr. Buddy Young of the Company. Please consider this letter to be the Company's formal response to the Commission's latest comment letter. As required, we are enclosing three (3) clean hard copies of the Fourth Amendment, with exhibits and three (3) complete redlined copies of same, without exhibits. The redlined copies are marked to show the changes in the format provided by Microsoft Word. Thus, additions are highlighted in the body of the text and deletions are noted in the right margin.

We will be responding to comments in the order presented and with the same item numbers.

USE OF PROCEEDS, PAGE 8

Comment No. 1.    The  Fourth  Amendment  has been  revised  to  respond  to the staff's comments and to reconcile any inconsistencies. The revisions should be in compliance with the staff's comments.

MARKET FOR COMMON EQUITY, PAGE 9

Comment No. 2. The Fourth Amendment has been revised to respond to the staff's comments. In particular, the language which stated that "securities quoted in the Pink Sheets must be registered with the Commission" has been deleted. This revision should be in compliance with the staff's comments.

Ms. Janice McGuirk
February 9, 2006
Page 2


PLAN OF OPERATION, PAGE 11

Comments No. 3.   The  Fourth  Amendment  has been  revised  to  respond  to the staff's comments. The revisions should be in compliance with the staff's comments.

Comment No. 4.    The  Promissory  Note is filed  with the Fourth  Amendment  as
Exhibit 10.3 This revision should be in compliance with the staff's comments.

Comment No. 5.    The Fourth  Amendment  has been revised and updated to respond to the staff's comments. The revisions should be in compliance with the staff's comments.

LIQUIDITY AND CAPITAL RESOURCES, PAGE 13

Comment No. 6.    The Fourth  Amendment  has been revised and updated to respond to the staff's comments. The revisions should be in compliance with the staff's comments.

Comment No. 7.    The  Fourth  Amendment  has been  revised  to  respond  to the staff's comments. The revisions should be in compliance with the staff's comments.

DEVELOPMENT OF BUSINESS, PAGE 14

Comment No. 8.    The  Fourth  Amendment  has been  revised  to  respond  to the staff's comments. The revisions should be in compliance with the staff's comments.

EXHIBIT 23.1

Comment No. 9.    The auditor's  consent submitted with the Fourth Amendment has been revised to respond to the staff's comments. The revisions should be in compliance with the staff's comments.

                                CLOSING COMMENTS

Finally, there have not been any material developments since the filing of the Third Amendment to Form SB-2 Registration Statement and therefore no "Recent Developments" section has been inserted in this Fourth Amendment to Form SB-2 Registration Statement. However, please be aware that the Company has updated its financial statements which are current through November 30, 2005.


                                         Sincerely,


                                         /S/ L. STEPHEN ALBRIGHT
                                         --------------------------
                                             L. STEPHEN ALBRIGHT
enclosures

c:       Buddy Young, w/encls